Organization and Principal Activities (Details)	1 Months Ended			12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Nov. 08, 2021	Oct. 14, 2021	Sep. 30, 2021 HKD ($)	Sep. 17, 2021	Aug. 02, 2021
Organization and Principal Activities (Details) [Line Items]
Equity interests sales rate	100.00%						100.00%
Variable Interest Entity, Measure of Activity, Other, Amount (in Dollars)	$ 282
Total approximately amount (in Dollars)							$ 2,200
Total assets of roan (in Dollars)	492,495
Gain on deconsolidation (in Dollars)	492,777
Other comprehensive loss (in Dollars)	$ 2,494			$ (190,396)
Ownership percentage	100.00%						100.00%	100.00%
Ding Xin [Member]
Organization and Principal Activities (Details) [Line Items]
Ownership percentage		99.00%	99.00%
Maximum [Member]
Organization and Principal Activities (Details) [Line Items]
Percentage of joint venture					45.00%	40.00%			35.00%
Minimum [Member]
Organization and Principal Activities (Details) [Line Items]
Percentage of joint venture					30.00%	30.00%			30.00%
Fengxunhui [Member]
Organization and Principal Activities (Details) [Line Items]
Consideration		$ 15,325	¥ 100,000
Fengxunhui [Member] | Business Combination [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interests sales rate		100.00%	100.00%